Goodwill and Other Intangible Assets Intangible Assets Acquired in PCT Merger (Details) (USD $)	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 5,700,000
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	1,000,000
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	3,900,000
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 800,000